Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable, net
Summary of Group's accounts receivable, net
	As of December 31,
	2014	2015
	RMB	RMB

Accounts receivable	38,875	42,711
Less: Allowance for doubtful accounts	(1,130)	(862)

Accounts receivable, net	37,745	41,849

Schedule of changes in allowance for doubtful accounts
	2014	2015
	RMB	RMB

Balance as of January 1	—	1,130
Provision of bad debt	2,364	228
Write-off of bad debt	(1,234)	(496)

Balance as of December 31	1,130	862